SCHEDULE OF SERVICES RENDERED BY EXECUTIVE OFFICERS AND DIRECTORS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Total wages and salaries	$ 176,302	$ 105,100	$ 361,002	$ 159,100	$ 508,061	$ 167,321
Qian Zhang [Member]
Related Party Transaction [Line Items]
Total wages and salaries	28,800	35,600	57,600	59,600	117,150	60,000
Hao Hu [Member]
Related Party Transaction [Line Items]
Total wages and salaries	37,502	54,500	75,004	84,500	159,502	72,000
Jaclyn Wu [Member]
Related Party Transaction [Line Items]
Total wages and salaries	30,000	15,000	60,000	15,000	65,055
Nicolas Kuan Liang Lin [Member]
Related Party Transaction [Line Items]
Total wages and salaries	45,000		90,000		80,014
David Chi Ching Ho [Member]
Related Party Transaction [Line Items]
Total wages and salaries	15,000		30,000		29,959
Siu Hang (Henry) Wong [Member]
Related Party Transaction [Line Items]
Total wages and salaries	2,000		12,398		19,931
Suresh R. Iyer [Member]
Related Party Transaction [Line Items]
Total wages and salaries	$ 18,000		$ 36,000		36,450
Jason Goepfert [Member]
Related Party Transaction [Line Items]
Total wages and salaries						$ 35,321